RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Benefit Payments (Details) - EBP 025 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefit payments per the financial statements	$ 60,664,611	$ 50,086,460
Notes receivable deemed distributed, beginning of year	(73,503)	(129,638)
Notes receivable deemed distributed, end of year	22,000	73,503
Amounts allocated to withdrawing participants, beginning of year	0	(1,079)
Amounts allocated to excess contributions	910	177
Benefit payments per Form 5500	$ 60,614,018	$ 50,029,423